OPERATING LEASES - Supplemental cash flow information related to operating leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OPERATING LEASES
Cash payments for amounts included in measurement of liabilities	¥ 36,890	¥ 49,864	¥ 48,890
New operating lease assets obtained in exchange for operating lease liabilities	5,836	18,744	24,688
ROU modification due to early surrender	(11,873)	(3,154)
Lease liability modification due to early surrender	12,705	2,778
Operating Lease, Cost	35,973	50,537	47,915
Short-term Lease	¥ 9,031	¥ 9,256	¥ 13,548
Weighted average remaining lease term	1 year 8 months 12 days	2 years 6 months
Weighted average discount rate	4.80%	4.80%